Summary of Significant Accounting Policies - Estimated Useful Lives used to Depreciate Real Property Assets (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Land
Property Plant And Equipment [Line Items]
Standard Depreciable Life	Not Depreciated	Not Depreciated
Buildings | Minimum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	30 years	30 years
Buildings | Maximum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	40 years	40 years
Site Improvements | Minimum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	7 years	7 years
Site Improvements | Maximum
Property Plant And Equipment [Line Items]
Standard Depreciable Life	10 years	10 years